As filed with the Securities and Exchange Commission on August 27, 2009

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-21625

Intrepid Capital Management Funds Trust
(Exact name of registrant as specified in charter)

3652 South Third Street, Suite 200
Jacksonville Beach, FL 32250
(Address of principal executive offices) (Zip code)

Mark F. Travis
3652 South Third Street, Suite 200
Jacksonville Beach, FL 32250
(Name and address of agent for service)

1-904-246-3433
Registrant's telephone number, including area code

Date of fiscal year end: 09/30/09

Date of reporting period:  6/30/09

Item 1. Schedule of Investments.

Schedule of Investments
June 30, 2009 (Unaudited)
Intrepid Capital Fund

	Shares	Value
COMMON STOCKS - 54.30%
Auto Components - 0.67%
Semperit AG Holding (a)	13,265	$354,686
Beverages - 7.93%
Brown-Forman Corp. - Class B	24,430	1,050,002
The Coca-Cola Co.	22,360	1,073,056
Heineken N.V. - ADR	113,050	2,096,275
		4,219,333
Capital Markets - 4.74%
Franklin Resources, Inc.	18,600	1,339,386
T. Rowe Price Group, Inc.	28,340	1,180,928
		2,520,314
Communications Equipment - 1.79%
Tellabs, Inc. (b)	166,315	952,985
Computers & Peripherals - 1.97%
Dell, Inc. (b)	76,305	1,047,668
Distributors - 0.40%
Prestige Brands Holdings, Inc. (b)	34,300	210,945
Electronic Equipment & Instruments - 0.42%
Mocon, Inc.	26,300	226,180
Energy Equipment & Services - 2.21%
Patterson-UTI Energy, Inc.	91,300	1,174,118
Food Products - 1.56%
Kraft Foods, Inc.	32,677	828,035
Health Care Providers & Services - 1.76%
Chemed Corp.	23,655	933,899
Hotels, Restaurants & Leisure - 3.97%
International Speedway Corp. - Class A	48,693	1,247,028
Starbucks Corp. (b)	62,370	866,319
		2,113,347
Household Products - 2.95%
Oil-Dri Corporation of America	105,847	1,571,828
Insurance - 5.67%
Baldwin & Lyons, Inc.	37,175	732,348
Berkshire Hathaway, Inc. - Class B (b)	380	1,100,377
The Travelers Companies, Inc.	28,796	1,181,788
		3,014,513
IT Services - 5.81%
Automatic Data Processing, Inc.	28,172	998,415
CSG Systems International Inc. (b)	68,525	907,271
Total Systems Services, Inc.	88,720	1,187,961
		3,093,647
Media - 4.07%
Comcast Corp.	89,020	1,289,900
John Wiley & Sons, Inc.	26,350	876,137
		2,166,037
Metals & Mining - 2.40%
Newmont Mining Corp.	16,445	672,107
Pan American Silver Corp. (a)(b)	33,135	607,365
		1,279,472
Office Electronics - 1.51%
Zebra Technologies Corp. (b)	33,885	801,719
Oil, Gas & Consumable Fuels - 0.04%
Contango Oil & Gas Co. (b)	500	21,245
Real Estate - 1.25%
Potlatch Corp.	27,370	664,817
Specialty Retail - 1.55%
DSW, Inc. (b)	83,745	824,888
Wireless Telecommunication Services - 1.63%
Telephone & Data Systems, Inc.	30,625	866,688

TOTAL COMMON STOCKS (Cost $30,131,163)		28,886,364
	Principal
	Amount	Value
CONVERTIBLE BONDS - 2.09%
Health Care Providers & Services - 1.50%
Chemed Corp.
1.875%, 05/15/2014	$1,067,000	798,916
Oil, Gas & Consumable Fuels - 0.59%
St. Mary Land & Exploration Co.
3.500%, 04/01/2027	372,000	312,480

TOTAL CONVERTIBLE BONDS (Cost $1,122,516)		1,111,396

CORPORATE BONDS - 28.96%
Building Products - 1.15%
Gibraltar Industries, Inc.
8.000%, 12/01/2015	816,000	612,000
Commercial Services & Supplies - 2.47%
Blount, Inc.
8.875%, 08/01/2012	654,000	655,635
Mobile Mini, Inc.
6.875%, 05/01/2015	794,000	661,005
		1,316,640
Containers & Packaging - 1.54%
Silgan Holdings, Inc.
6.750%, 11/15/2013	853,000	816,748
Electronic Equipment & Instruments - 1.57%
Syniverse Technologies, Inc.
7.750%, 08/15/2013	891,000	837,540
Health Care Equipment & Supplies - 0.23%
Fisher Scientific International, Inc.
6.750%, 08/15/2014	117,000	120,244
Health Care Providers & Services - 1.32%
Eye Care Centers of America
8.250%, 08/01/2013	700,000	700,000
Holding Company - 1.68%
AMR HoldCo, Inc. / EmCare HoldCo, Inc.
10.000%, 02/15/2015	882,000	895,230
Hotels, Restaurants & Leisure - 2.50%
Brinker International, Inc.
5.750%, 06/01/2014	428,000	385,360
Speedway Motorsports, Inc.
6.750%, 06/01/2013	986,000	946,560
		1,331,920
Household Products - 2.07%
Central Garden & Pet Co.
9.125%, 02/01/2013	1,152,000	1,101,600
IT Services - 1.61%
Affiliated Computer Services, Inc.
4.700%, 06/01/2010	876,000	858,480
Media - 1.20%
Scholastic Corp.
5.000%, 04/15/2013	784,000	638,960
Paper & Forest Products - 0.92%
Neenah Paper, Inc.
7.375%, 11/15/2014	762,000	490,537
Pharmaceutical Preparations - 1.57%
Prestige Brands, Inc.
9.250%, 04/15/2012	841,000	832,590
Photo Equipment & Supplies - 1.28%
Da-Lite Screen Co., Inc.
9.500%, 05/15/2011	777,000	678,904
Real Estate - 1.48%
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
7.125%, 02/15/2013	874,000	788,785
Specialty Retail - 2.30%
Brown Shoe Co., Inc.
8.750%, 05/01/2012	44,000	40,040
Home Depot, Inc.
3.750%, 09/15/2009	100,000	100,251
0.749%, 12/16/2009 (c)	231,000	230,296
Collective Brands, Inc.
8.250%, 08/01/2013	921,000	851,925
		1,222,512
Textiles, Apparel & Luxury Goods - 4.07%
Hanesbrands, Inc.
4.593%, 12/15/2014 (c)	722,000	581,210
Perry Ellis International, Inc.
8.875%, 09/15/2013	616,000	502,040
Phillips-Van Heusen Corp.
7.250%, 02/15/2011	835,000	822,475
Quiksilver, Inc.
6.875%, 04/15/2015	489,000	259,170
		2,164,895

TOTAL CORPORATE BONDS (Cost $15,871,518)		15,407,585
	Shares
SHORT TERM INVESTMENTS - 13.67%
Money Market Funds - 8.50%
AIM STIT - STIC Prime Portfolio	316,517	316,517
AIM STIT - Treasury Portfolio	1,052,000	1,052,000
Fidelity Institutional Money Market Funds - Governement Portfolio	1,052,000	1,052,000
Fidelity Institutional Money Market Funds - Money Market Portfolio	1,052,000	1,052,000
SEI Daily Income Trust Treasury Fund	1,052,000	1,052,000
		4,524,517

	Principal
	Amount
U.S. Treasury Bills - 5.17%
U.S. Treasury Bills
0.158%, 07/23/2009 (d)	$500,000	499,951
0.161%, 07/30/2009 (d)	250,000	249,968
0.138%, 08/20/2009 (d)	2,000,000	1,999,612
		2,749,531

TOTAL SHORT TERM INVESTMENTS (Cost $7,274,048)		7,274,048

Total Investments (Cost $54,399,245) - 99.02%		52,679,393
Other Assets in Excess of Liabilities - 0.98%		518,779
TOTAL NET ASSETS - 100.00%		$53,198,172

Percentages are stated as a percent of net assets.
ADR	American Depository Receipt
(a)	Foreign issued security.
(b)	Non-income producing security.
(c)	Variable rate security. The rate listed is as of June 30, 2009.
(d)	Rates shown are the effective yields based on purchase price. The calculation assumes the security is held to maturity.

FAS 157 - Summary of Fair Value Exposure at June 30, 2009

Statement of Financial Accounting Standards No. 157 Fair Value Measurements (”SFAS 157”) establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value.
SFAS 157 requires additional disclosures about the various inputs used to develop the measurements of fair value.
These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of June 30, 2009, in valuing the Fund’s investments carried at fair value:

Description	Total	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs
Equity
Consumer Discretionary	$5,458,958	$5,458,958	$—	$—
Consumer Staples	6,830,141	6,830,141	—	—
Energy	1,195,363	1,195,363	—	—
Financials	6,199,644	6,199,644	—	—
Health Care	933,899	933,899	—	—
Information Technology	6,122,199	6,122,199	—	—
Materials	1,279,472	1,279,472	—	—
Telecommunication Services	866,688	866,688	—	—
Total Equity	$28,886,364	$28,886,364	$—	$—

Fixed Income
Consumer Discretionary	$6,692,826	$—	$6,692,826	$—
Consumer Staples	1,934,190	—	1,934,190	—
Energy	312,480	—	312,480	—
Financials	788,785	—	788,785	—
Health Care	2,514,390	—	2,514,390	—
Industrials	1,273,005	—	1,273,005	—
Information Technology	858,480	—	858,480	—
Materials	1,307,285	—	1,307,285	—
Telecommunications	837,540	—	837,540	—
Total Fixed Income	$16,518,981	$—	$16,518,981	$—

Short Term Investments	$7,274,048	$4,524,517	$2,749,531	$—

Total Investment In Securities	$52,679,393	$33,410,881	$19,268,512	$—

	The cost basis of investments for federal income tax purposes at June 30, 2009 was as follows*:

	Cost of investments	$ 54,399,245
	Gross unrealized appreciation	2,148,941
	Gross unrealized depreciation	(3,868,793)
	Net unrealized depreciation	$ (1,719,852)

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to
	Financial Statements section in the Fund's most recent semi-annual or annual report.

Schedule of Investments
June 30, 2009 (Unaudited)
Intrepid Small Cap Fund

	Shares	Value
COMMON STOCKS - 83.75%
Aerospace & Defense - 1.88%
Ducommun, Inc.	139,405	$2,619,420
		2,619,420
Auto Components - 0.92%
Semperit AG Holding (a)	47,860	1,279,704
Beverages - 1.06%
Constellation Brands, Inc. - Class A (b)	115,610	1,465,935
Chemicals - 4.73%
International Flavors & Fragrances, Inc.	82,340	2,694,165
Landec Corp. (b)	90,103	611,799
Sensient Technologies Corp.	144,000	3,250,080
		6,556,044
Commercial Services & Supplies - 0.79%
Ecology & Environment, Inc.	17,318	246,262
Pike Electric Corp. (b)	70,300	847,115
		1,093,377
Communications Equipment - 3.38%
Communications Systems, Inc.	120,441	1,180,322
Tellabs, Inc. (b)	611,340	3,502,978
		4,683,300
Containers & Packaging - 2.72%
Bemis Co.	86,620	2,182,824
Packaging Corp of America	98,105	1,589,301
		3,772,125
Crude Petroleum And Natural Gas - 1.69%
Barrett Bill Corp. (b)	85,475	2,347,143
Distributors - 3.10%
Prestige Brands Holdings, Inc. (b)	698,150	4,293,622
Diversified Consumer Services - 1.18%
Hillenbrand, Inc.	98,100	1,632,384
Electronic Equipment & Instruments - 0.56%
Mocon, Inc.	89,906	773,192
Energy Equipment & Services - 6.27%
Patterson-UTI Energy, Inc.	221,530	2,848,876
Tidewater, Inc.	51,000	2,186,370
Unit Corp. (b)	132,450	3,651,646
		8,686,892
Food & Staples Retailing - 1.17%
Ruddick Corp.	69,000	1,616,670
Gas Utilities - 0.87%
Delta Natural Gas Co, Inc.	20,090	452,427
Energy West, Inc.	48,798	431,862
RGC Resources, Inc.	12,879	328,415
		1,212,704
Groceries And Related Products, Not Elsewhere Classified - 3.07%
Core-Mark Holding Co., Inc. (b)	163,167	4,252,132
Health Care Equipment & Supplies - 3.87%
Conmed Corp. (b)	65,000	1,008,800
Matthews International Corp.	58,400	1,817,408
STERIS Corp.	97,000	2,529,760
		5,355,968
Health Care Providers & Services - 2.34%
Chemed Corp.	82,000	3,237,360
Hotels, Restaurants & Leisure - 3.88%
International Speedway Corp. - Class A	139,690	3,577,461
Speedway Motorsports, Inc.	130,335	1,793,409
		5,370,870
Household Durables - 0.94%
Blount International, Inc. (b)	151,960	1,308,376
Household Products - 3.09%
Church & Dwight Co., Inc.	23,000	1,249,130
Oil-Dri Corporation of America	204,267	3,033,365
		4,282,495
Insurance - 3.88%
Baldwin & Lyons, Inc.	149,583	2,946,785
Brown & Brown, Inc.	67,000	1,335,310
Horace Mann Educators Corp.	110,000	1,096,700
		5,378,795
IT Services - 5.13%
CSG Systems International Inc. (b)	276,872	3,665,785
Total Systems Services, Inc.	257,155	3,443,306
		7,109,091
Machinery - 1.26%
Gencor Industries, Inc. (b)	113,040	768,672
Kaydon Corp.	30,000	976,800
		1,745,472
Media - 0.79%
Scholastic Corp.	55,435	1,097,059
Metals & Mining - 3.87%
Pan American Silver Corp. (a)(b)	292,430	5,360,242
Office Electronics - 2.40%
Zebra Technologies Corp. (b)	140,450	3,323,047
Oil & Gas - 3.36%
Cabot Oil & Gas Corp.	75,000	2,298,000
St. Mary Land & Exploration Co.	113,215	2,362,797
		4,660,797
Oil, Gas & Consumable Fuels - 2.61%
Contango Oil & Gas Co. (b)	85,000	3,611,650
Personal Products - 0.25%
United-Guardian, Inc.	37,445	347,490
Real Estate - 1.70%
Potlatch Corp.	97,160	2,360,016
Specialty Retail - 8.85%
DSW, Inc. (b)	86,310	850,154
Foot Locker, Inc.	128,000	1,340,160
Maidenform Brands, Inc. (b)	231,555	2,655,936
PetSmart, Inc.	182,155	3,909,046
Rent-A-Center, Inc./TX (b)	197,000	3,512,510
		12,267,806
Textiles, Apparel & Luxury Goods - 0.15%
Mcrae Industries, Inc.	17,914	214,968
Water Utilities - 0.81%
Middlesex Water Co.	77,425	1,118,791
Wireless Telecommunication Services - 1.16%
Syniverse Holdings, Inc. (b)	100,000	1,603,000

TOTAL COMMON STOCKS (Cost $109,175,766)		116,037,937

	Shares
SHORT TERM INVESTMENTS - 15.46%
Money Market Funds - 9.69%
AIM STIT Treasury Portfolio	2,685,000	2,685,000
AIM STIT-STIC Prime Portfolio	2,685,000	2,685,000
Fidelity Institutional Money Market Funds - Governement Portfolio	2,685,000	2,685,000
Fidelity Institutional Money Market Funds - Money Market Portfolio	2,685,000	2,685,000
SEI Daily Income Trust Treasury Fund	2,685,000	2,685,000
		13,425,000

	Principal
	Amount
U.S. Treasury Bills - 5.77%
U.S. Treasury Bills
0.108%, 08/06/2009 (c)	$4,000,000	3,999,560
0.160%, 09/10/2009 (c)	4,000,000	3,998,739
		7,998,299

TOTAL SHORT TERM INVESTMENTS (Cost $21,423,299)		21,423,299

Total Investments (Cost $130,599,065) - 99.21%		137,461,236
Other Assets in Excess of Liabilities - 0.79%		1,099,189
TOTAL NET ASSETS - 100.00%		$138,560,425

Percentages are stated as a percent of net assets.
ADR	American Depository Receipt
(a)	Foreign issued security.
(b)	Non-income producing security.
(c)	Rate shown is the effective yield based on purchase price. The calculation assumes the security is held to maturity.

FAS 157 - Summary of Fair Value Exposure at June 30, 2009

Statement of Financial Accounting Standards No. 157 Fair Value Measurements (”SFAS 157”) establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value.
SFAS 157 requires additional disclosures about the various inputs used to develop the measurements of fair value.
These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of June 30, 2009, in valuing the Fund’s investments carried at fair value:

Description	Total	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs
Equity
Consumer Discretionary	$27,932,331	$27,932,331	$—	$—
Consumer Staples	12,006,212	12,006,212	—	—
Energy	19,306,483	19,306,483	—	—
Financials	7,738,811	7,738,811	—	—
Health Care	6,833,220	6,833,220	—	—
Industrials	6,766,645	6,766,645	—	—
Information Technology	15,831,329	15,831,329	—	—
Materials	15,688,411	15,688,411	—	—
Telecommunication Services	1,603,000	1,603,000	—	—
Utilities	2,331,495	2,331,495	—	—
Total Equity	$116,037,937	$116,037,937	$—	$—

Short Term Investments	$21,423,299	$13,425,000	$7,998,299	$—

Total Investment In Securities	$137,461,236	$129,462,937	$7,998,299	$—

	The cost basis of investments for federal income tax purposes at June 30, 2009 was as follows*:

	Cost of investments	$ 130,599,065
	Gross unrealized appreciation	10,433,755
	Gross unrealized depreciation	(3,571,584)
	Net unrealized appreciation	$ 6,862,171

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to
	Financial Statements section in the Fund's most recent semi-annual or annual report.

Schedule of Investments
June 30, 2009 (Unaudited)
Intrepid Income Fund

	Principal
	Amount	Value
CONVERTIBLE BONDS - 4.66%
Health Care Providers & Services - 3.19%
Chemed Corp.
1.875%, 05/15/2014	$1,900,000	$1,422,625
Oil, Gas & Consumable Fuels - 1.47%
St Mary Land & Exploration Co.
3.500%, 04/01/2027	778,000	653,520

TOTAL CONVERTIBLE BONDS (Cost $2,075,163)		2,076,145

CORPORATE BONDS - 73.98%
Building Products - 2.79%
Gibraltar Industries, Inc.
8.000%, 12/01/2015	1,657,000	1,242,750
Commercial Services & Supplies - 6.62%
Blount, Inc.
8.875%, 08/01/2012	1,494,000	1,497,735
Mobile Mini, Inc.
6.875%, 05/01/2015	1,749,000	1,456,042
		2,953,777
Containers & Packaging - 2.66%
Silgan Holdings, Inc.
6.750%, 11/15/2013	1,238,000	1,185,385
Electronic Equipment & Instruments - 2.12%
Syniverse Technologies, Inc.
7.750%, 08/15/2013	1,006,000	945,640
Health Care Equipment & Supplies - 2.18%
Fisher Scientific International, Inc.
6.750%, 08/15/2014	946,000	972,229
Health Care Providers & Services - 2.78%
Eye Care Centers of America
10.750%, 02/15/2015	1,242,000	1,242,000
Holding Company - 3.01%
AMR HoldCo, Inc. / EmCare HoldCo, Inc.
10.000%, 02/15/2015	1,324,000	1,343,860
Hotels, Restaurants & Leisure - 6.03%
Brinker International, Inc.
5.750%, 06/01/2014	980,000	882,368
Speedway Motorsports, Inc.
6.750%, 06/01/2013	1,881,000	1,805,760
		2,688,128
Household Products - 7.63%
Central Garden & Pet Co.
9.125%, 02/01/2013	2,021,000	1,932,581
Church & Dwight Co., Inc.
6.000%, 12/15/2012	1,476,000	1,468,620
		3,401,201
IT Services - 4.03%
Affiliated Computer Services, Inc.
4.700%, 06/01/2010	1,835,000	1,798,300
Media - 2.60%
Scholastic Corp.
5.000%, 04/15/2013	1,424,000	1,160,560
Paper & Forest Products - 1.79%
Neenah Paper, Inc.
7.375%, 11/15/2014	1,242,000	799,538
Pharmaceutical Preparations - 3.71%
Prestige Brands, Inc.
9.250%, 04/15/2012	1,674,000	1,657,260
Photo Equipment & Supplies - 1.81%
Da-Lite Screen Co., Inc.
9.500%, 05/15/2011	923,000	806,471
Real Estate - 1.67%
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
7.125%, 02/15/2013	824,000	743,660
Specialty Retail - 10.99%
Brown Shoe Co., Inc.
8.750%, 05/01/2012	517,000	470,470
Home Depot, Inc.
3.750%, 09/15/2009	782,000	783,964
0.749%, 12/16/2009 (a)	822,000	819,493
Collective Brands, Inc.
8.250%, 08/01/2013	1,867,000	1,726,975
Rent-A-Center, Inc.
7.500%, 05/01/2010	1,101,000	1,101,000
		4,901,902
Textiles, Apparel & Luxury Goods - 9.42%
Hanesbrands, Inc.
4.593%, 12/15/2014 (a)	1,437,000	1,156,785
Perry Ellis International, Inc.
8.875%, 09/15/2013	1,018,000	829,670
Phillips-Van Heusen Corp.
7.250%, 02/15/2011	1,601,000	1,576,985
Quiksilver, Inc.
6.875%, 04/15/2015	1,200,000	636,000
		4,199,440
Tobacco - 2.14%
Reynolds American, Inc.
6.500%, 07/15/2010	931,000	952,832

TOTAL CORPORATE BONDS (Cost $33,721,924)		32,994,933
	Shares
SHORT TERM INVESTMENTS - 19.60%
Money Market Funds - 5.59%
AIM STIT - Treasury Portfolio	727,868	727,868
Fidelity Institutional Money Market Funds - Government Portfolio	882,000	882,000
SEI Daily Income Trust Treasury Fund	882,000	882,000
		2,491,868

	Principal
	Amount
U.S. Treasury Bills - 14.01%
United States Treasury Bills
0.156%, 07/30/2009 (b)	$3,000,000	2,999,670
0.148%, 08/20/2009 (b)	3,250,000	3,249,322
		6,248,992

TOTAL SHORT TERM INVESTMENTS (Cost $8,740,860)		8,740,860

Total Investments (Cost $44,537,947) - 98.24%		43,811,938
Other Assets in Excess of Liabilities - 1.76%		787,077
TOTAL NET ASSETS - 100.00%		$44,599,015

(a) Variable rate security. The rate shown is as of June 30, 2009.
(b) Rates shown are the effective yields based on purchase price. The calculation assumes the security is held to maturity.

FAS 157 - Summary of Fair Value Exposure at June 30, 2009

Statement of Financial Accounting Standards No. 157 Fair Value Measurements (”SFAS 157”) establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value.
SFAS 157 requires additional disclosures about the various inputs used to develop the measurements of fair value.
These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of June 30, 2009, in valuing the Fund’s investments carried at fair value:

Description	Total	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs
Fixed Income
Consumer Discretionary	$15,254,236	$—	$15,254,236	$—
Consumer Staples	6,011,293	—	6,011,293	—
Energy	653,520	—	653,520	—
Financials	743,660	—	743,660	—
Health Care	4,980,714	—	4,980,714	—
Industrials	2,698,793	—	2,698,793	—
Information Technology	1,798,300	—	1,798,300	—
Materials	1,984,922	—	1,984,922	—
Telecommunications	945,640	—	945,640	—
Total Fixed Income	$35,071,078	$—	$35,071,078	$—

Short Term Investments	$8,740,860	$2,491,868	$6,248,992	$—

Total Investment In Securities	$43,811,938	$2,491,868	$41,320,070	$—

	The cost basis of investments for federal income tax purposes at June 30, 2009 was as follows*:

	Cost of investments	$ 44,537,947
	Gross unrealized appreciation	929,695
	Gross unrealized depreciation	(1,655,704)
	Net unrealized depreciation	$ (726,009)

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the
	previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section
	in the Fund's most recent semi-annual or annual report.

Schedule of Investments
June 30, 2009 (Unaudited)
Intrepid All Cap Fund

	Shares	Value
COMMON STOCKS - 82.66%
Beverages - 10.47%
Brown-Forman Corp. - Class B	6,395	$274,857
The Coca-Cola Co.	5,350	256,747
Heineken N.V. - ADR	12,625	234,104
		765,708
Capital Markets - 6.10%
Franklin Resources, Inc.	3,285	236,553
T. Rowe Price Group, Inc.	5,035	209,808
		446,361
Communications Equipment - 2.07%
Tellabs, Inc. (b)	26,400	151,272
Computers & Peripherals - 4.74%
Dell, Inc. (b)	25,250	346,682
Containers & Packaging - 0.79%
Bemis Co., Inc.	2,290	57,708
Distributors - 0.94%
Prestige Brands Holdings, Inc. (b)	11,250	69,188
Energy Equipment & Services - 4.99%
Patterson-UTI Energy, Inc.	16,825	216,369
Unit Corp. (b)	5,380	148,327
		364,696
Food Products - 7.19%
Kraft Foods, Inc.	10,090	255,681
Sara Lee Corp.	27,660	269,961
		525,642
Health Care Equipment & Supplies - 3.23%
C.R. Bard, Inc.	3,170	236,006
Hotels, Restaurants & Leisure - 7.08%
International Speedway Corp. - Class A	9,595	245,728
Starbucks Corp. (b)	19,620	272,522
		518,250
Household Durables - 3.14%
Black & Decker Corp.	8,015	229,710
Insurance - 5.21%
Baldwin & Lyons, Inc.	5,940	117,018
The Travelers Companies, Inc.	6,430	263,887
		380,905
IT Services - 5.97%
Automatic Data Processing, Inc.	4,300	152,392
Total Systems Services, Inc.	21,210	284,002
		436,394
Media - 7.17%
Comcast Corp.	20,170	292,263
John Wiley & Sons, Inc.	6,975	231,919
		524,182
Metals & Mining - 3.42%
Newmont Mining Corp.	3,200	130,784
Pan American Silver Corp. (a)(b)	6,495	119,053
		249,837
Office Electronics - 2.31%
Zebra Technologies Corp. (b)	7,145	169,051
Real Estate - 0.83%
Potlatch Corp.	2,500	60,725
Specialty Retail - 3.47%
DSW, Inc. (b)	11,095	109,286
Maidenform Brands, Inc. (b)	12,620	144,751
		254,037
Wireless Telecommunication Services - 3.54%
Telephone & Data Systems, Inc.	9,145	258,804

TOTAL COMMON STOCKS (Cost $6,484,804)		6,045,158
	Principal
	Amount	Value
CONVERTIBLE BONDS - 2.70%
Health Care Providers & Services - 2.70%
Chemed Corp.
1.875%, 05/15/2014	$264,000	197,670

TOTAL CONVERTIBLE BONDS (Cost $207,177)		197,670
	Shares
SHORT TERM INVESTMENTS - 14.80%
Money Market Funds - 8.52%

AIM STIT - STIC Prime Portfolio	39,081	39,081
AIM STIT - Treasury Portfolio	146,000	146,000
Fidelity Institutional Money Market Funds - Governement Portfolio	146,000	146,000
Fidelity Institutional Money Market Funds - Money Market Portfolio	146,000	146,000
SEI Daily Income Trust Treasury Fund	146,000	146,000
		623,081

	Principal
	Amount
U.S. Treasury Bills - 6.28%
U.S. Treasury Bills
0.294%, 12/10/2009 (c)	$460,000	459,398
TOTAL SHORT TERM INVESTMENTS (Cost $1,082,479)		1,082,479

Total Investments (Cost $7,774,460) - 100.16%		7,325,307
Liabilities in Excess of Other Assets - (0.16)%		(11,559)
TOTAL NET ASSETS - 100.00%		$7,313,748

Percentages are stated as a percent of net assets.
ADR	American Depository Receipt
(a)	Foreign issued security.
(b)	Non-income producing security.
(c)	Rate shown is the effective yield based on purchase price. The calculation assumes the security is held to maturity.

FAS 157 - Summary of Fair Value Exposure at June 30, 2009

Statement of Financial Accounting Standards No. 157 Fair Value Measurements (”SFAS 157”) establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value.
SFAS 157 requires additional disclosures about the various inputs used to develop the measurements of fair value.
These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of June 30, 2009, in valuing the Fund’s investments carried at fair value:

Description	Total	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs
Equity
Consumer Discretionary	$1,526,179	$1,526,179	$—	$—
Consumer Staples	1,360,537	1,360,537	—	—
Energy	364,696	364,696	—	—
Financials	887,991	887,991	—	—
Health Care	236,007	236,007	—	—
Information Technology	1,103,399	1,103,399	—	—
Materials	307,545	307,545	—	—
Telecommunication Services	258,804	258,804	—	—
Total Equity	$6,045,158	$6,045,158	$—	$—

Fixed Income
Health Care	$197,670	$—	$197,670	$—
Total Fixed Income	$197,670	$—	$197,670	$—

Short Term Investments	$1,082,479	$623,081	$459,398	$—

Total Investment In Securities	$7,325,307	$6,668,239	$657,068	$—

	The cost basis of investments for federal income tax purposes at June 30, 2009 was as follows*:

	Cost of investments	$ 7,774,460
	Gross unrealized appreciation	429,851
	Gross unrealized depreciation	(879,004)
	Net unrealized depreciation	$ (449,153)

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the
	previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section
	in the Fund's most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Intrepid Capital Management Funds Trust

By (Signature and Title)          /s/ Mark F. Travis
Mark F. Travis, President

Date              8/21/2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*        /s/ Mark F. Travis
Mark F. Travis, President

Date              8/21/2009

By (Signature and Title)*       /s/ Donald C. White
Donald C. White, Treasurer

Date              8/21/2009

* Print the name and title of each signing officer under his or her signature.